Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-6RR
Start - End Dates:	3/2018 - 9/2018
Deal Loan Count:	285
Report Run Date:	10/4/2018

Conditions Report 2.0

Loans in Report:	285
Loans with Conditions:	164

6 - Total Active Conditions
1 - Material Conditions
1 - Credit Review Scope
1 - Category: Income/Employment
5 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
4 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: State Consumer Protection
2 - Category: TILA/RESPA Integrated Disclosure
327 - Total Satisfied Conditions

182 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Application
20 - Category: Assets
18 - Category: Credit/Mtg History
58 - Category: DTI
24 - Category: Income/Employment
8 - Category: Insurance
16 - Category: Legal Documents
28 - Category: Terms/Guidelines
2 - Category: Title
71 - Property Valuations Review Scope
54 - Category: Appraisal
12 - Category: FEMA
5 - Category: Property
74 - Compliance Review Scope
15 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
2 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
1 - Category: Repayment Ability
1 - Category: RESPA
1 - Category: State Consumer Protection
51 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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